Loans, Notes and Certificates, and Loan Servicing Rights - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Number of loans, 90 days or more past due	1,304	576	989
Total outstanding principal balance of loans that were 90 days past due	$ 15,200,000	$ 6,400,000	$ 10,200,000
Aggregate adverse fair value adjustments 90 days or more past due	13,800,000	5,700,000	9,100,000
Fair Value of loans that were 90 days or more past due	1,400,000	700,000	1,100,000
Number of loans, over 120 days past due	51		111
Total outstanding principal balance of loans that were 120 days past due	500,000		1,100,000
Aggregate adverse fair value adjustments 120 days or more past due	400,000		900,000
Fair value of financing receivable held as assets over 120 days past due	100,000		200,000
Loan Servicing Rights
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Payment frequency for the debt instrument	Monthly		Monthly
Debt instrument, interest rate, effective percentage rate range, minimum	5.90%		6.00%
Debt instrument, interest rate, effective percentage rate range, maximum	33.15%		26.06%
Debt instrument, maturity date, description	Various maturity dates through September 2019 (unaudited).		Various maturity dates through December, 2018.
Principal balance of underlying loan servicing rights	1,370,000,000		410,000,000
Loan Servicing Rights | Minimum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Notes and certificates term	12 months		36 months
Loan Servicing Rights | Maximum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Notes and certificates term	60 months		60 months
Notes And Certificates At Fair Value
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Payment frequency for the debt instrument	Monthly		Monthly
Debt instrument, interest rate, effective percentage rate range, minimum	5.42%		5.42%
Debt instrument, interest rate, effective percentage rate range, maximum	29.90%		26.06%
Debt instrument, maturity date, description	Various maturity dates through September 2019 (unaudited).		Various maturity dates through December 2018.
Notes And Certificates At Fair Value | Investment Income
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Net fair value adjustment gains/(losses)	100,000	600,000	30,000	1,000
Notes And Certificates At Fair Value | Minimum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Notes and certificates term	12 months		36 months
Notes And Certificates At Fair Value | Maximum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Notes and certificates term	60 months		60 months
Personal Loans | Minimum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan amount	1,000
Loan maturity period	3 years
Personal Loans | Maximum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan amount	35,000
Loan maturity period	5 years
Small Business Loans | Minimum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan amount	15,000
Loan maturity period	1 year
Small Business Loans | Maximum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan amount	100,000
Loan maturity period	5 years
Education and Patient Finance Loans | Minimum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan amount	499
Education and Patient Finance Loans | Minimum | Term Loan
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan maturity period	24 months
Education and Patient Finance Loans | Minimum | Promotional
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan maturity period	6 months
Education and Patient Finance Loans | Maximum
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan amount	$ 40,000
Education and Patient Finance Loans | Maximum | Term Loan
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan maturity period	84 months
Education and Patient Finance Loans | Maximum | Promotional
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan maturity period	24 months